UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $2,256,060 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    78354  1036700 SH       SOLE                  1036700        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102   100521  2165000 SH       SOLE                  2165000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    89829  1806700 SH       SOLE                  1806700        0        0
CAPITALSOURCE INC              COM              14055X102    19054  1083228 SH       SOLE                  1083228        0        0
COMMSCOPE INC                  COM              203372107    50056  1017200 SH       SOLE                  1017200        0        0
COVIDIEN LTD                   COM              G2552X108    58468  1320102 SH       SOLE                  1320102        0        0
CVS CAREMARK CORPORATION       COM              126650100    98401  2475500 SH       SOLE                  2475500        0        0
DIRECTV GROUP INC              COM              25459L106   112507  4866200 SH       SOLE                  4866200        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    31202  1221700 SH       SOLE                  1221700        0        0
FISERV INC                     COM              337738108   148436  2675000 SH       SOLE                  2675000        0        0
HEWITT ASSOCS INC              COM              42822Q100   107212  2800000 SH       SOLE                  2800000        0        0
INVESCO LTD                    SHS              G491BT108   154118  4911349 SH       SOLE                  4911349        0        0
ISTAR FINL INC                 COM              45031U101    48844  1875000 SH       SOLE                  1875000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    44651   833663 SH       SOLE                   833663        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   115783   993932 SH       SOLE                   993932        0        0
MCDERMOTT INTL INC             COM              580037109    23612   400000 SH       SOLE                   400000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    60840   600000 SH       SOLE                   600000        0        0
MF GLOBAL LTD                  SHS              G60642108    94410  3000000 SH       SOLE                  3000000        0        0
MIRANT CORP NEW                COM              60467R100   104272  2675000 SH       SOLE                  2675000        0        0
MONSTER WORLDWIDE INC          COM              611742107    32400  1000000 SH       SOLE                  1000000        0        0
NASDAQ STOCK MARKET INC        COM              631103108    10693   216061 SH       SOLE                   216061        0        0
PACTIV CORP                    COM              695257105    24633   925000 SH       SOLE                   925000        0        0
PATTERSON COMPANIES INC        COM              703395103    59413  1750000 SH       SOLE                  1750000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100   156881  2905200 SH       SOLE                  2905200        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     5400   100000 SH  PUT  SOLE                   100000        0        0
QUALCOMM INC                   COM              747525103    90505  2300000 SH       SOLE                  2300000        0        0
QUESTAR CORP                   COM              748356102    71412  1320000 SH       SOLE                  1320000        0        0
TERADATA CORP DEL              COM              88076W103    60762  2216800 SH       SOLE                  2216800        0        0
THOMSON CORP                   COM              884903105    22413   550000 SH       SOLE                   550000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    81495  1400254 SH       SOLE                  1400254        0        0
WELLPOINT INC                  COM              94973V107    52638   600000 SH       SOLE                   600000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    46845  1350000 SH       SOLE                  1350000        0        0